Related parties (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
lnterbank investments	R$ 820	R$ 321
Loan operations	589	679
Securities and derivatives (asset and liability position)	4,111	4,720
Other assets	491	397
Total assets	6,011	6,117
Liabilities
Deposits	(1,286)	(1,398)
Deposits received under securities repurchase agreements	(350)	(194)
Funds from acceptances and issuance of securities	(175)	(82)
Other liabilities	(1,591)	(1,089)
Total Liabilities	(3,402)	(2,763)
Statement of lncome
lncome	1,161	850	R$ 1,186
Expenses	(556)	(318)	(194)
Other operating revenues / (expenses)	(992)	(263)	(145)
lncome	(387)	269	847
Parent [member]
Assets
lnterbank investments
Loan operations
Securities and derivatives (asset and liability position)	527	1,307
Other assets		1
Total assets	527	1,308
Liabilities
Deposits
Deposits received under securities repurchase agreements
Funds from acceptances and issuance of securities
Other liabilities	(2)	(8)
Total Liabilities	(2)	(8)
Statement of lncome
lncome	156	173	166
Expenses
Other operating revenues / (expenses)	14	14	13
lncome	170	187	179
Associates And Joint Ventures [Member]
Assets
lnterbank investments	820	321
Loan operations	141	355
Securities and derivatives (asset and liability position)	373	317
Other assets	437	357
Total assets	1,771	1,350
Liabilities
Deposits	(129)	(92)
Deposits received under securities repurchase agreements	(279)	(119)
Funds from acceptances and issuance of securities	(29)
Other liabilities	(13)	(9)
Total Liabilities	(450)	(220)
Statement of lncome
lncome	91	48	51
Expenses	(74)	(20)	(7)
Other operating revenues / (expenses)	(167)	(81)	(98)
lncome	(150)	(53)	(54)
Other related parties [member]
Assets
lnterbank investments
Loan operations	448	324
Securities and derivatives (asset and liability position)	3,211	3,096
Other assets	54	39
Total assets	3,713	3,459
Liabilities
Deposits	(1,157)	(1,306)
Deposits received under securities repurchase agreements	(71)	(75)
Funds from acceptances and issuance of securities	(146)	(82)
Other liabilities	(1,576)	(1,072)
Total Liabilities	(2,950)	(2,535)
Statement of lncome
lncome	914	629	969
Expenses	(482)	(298)	(187)
Other operating revenues / (expenses)	(839)	(196)	(60)
lncome	R$ (407)	R$ 135	R$ 722